Share capital and premium related to the share capitals	6 Months Ended
Jun. 30, 2024
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Share capital and premium related to the share capitals

Note 15. Share capital and premium related to the share capitals

Nature of the Transactions	Share Capital	Share premium	Number of shares	Nominal value
	$ in thousands (except number of shares)			in $
Balance as of January 1, 2023	2,955	583,122	45,675,968	0.05
Capital increase of Cellectis	536	24,482	9,907,800
Transaction costs related to capital increase		(1,455)
Non-cash stock-based compensation expense		5,119	-
Other movements		(133,976)	-
Balance as of June 30, 2023	3,491	477,291	55,583,768	0.05

Balance as of January 1, 2024	4,365	522,785	71,751,201	0.05
Capital increase (1)	1,514	139,256	28,000,000
Transaction costs related to capital increase (2)		(207)
Derecognition of AZ derivative		(57,330)
Exercise of share warrants, employee warrants, stock-options and free-shares vesting (3)	19		342,434
Non-cash stock-based compensation expense	-	1,717	-
Other movements	-	(76)	-
Balance as of June 30, 2024	5,897	606,146	100,093,635	0.05

Capital evolution during the six-month period ended June 30, 2024

(1)
During the six-months ended June 30, 2024, 28,000,000 shares were issued on May 3, 2024 in connection with the SIA of $140.0 million at a price of $5 per share. The additional investment was made by way of subscription of 10,000,000 “class A” convertible preferred shares and 18,000,000 “class B” convertible preferred shares, in each case at a price of $5.00 per share. Both classes of preferred shares benefit from a liquidation preference and are convertible into ordinary shares with the same rights as the outstanding ordinary shares on a one-for-one basis.
(2)
The transaction costs recognized as a reduction of share premium during the six-months ended June 30, 2024 correspond to the $0.2 million issuance cost related to AstraZeneca additional investment.

(3)
During the six-month period ended June 30, 2024, 342,434 ordinary shares were issued to the benefit of Cellectis employees corresponding to the free shares vested.

On March 5, 2024, 204,334 ordinary shares were issued to the benefit of Cellectis employees corresponding to the free shares vested under the March 5, 2021 free shares award.

On May 12, 2024, 2,120 ordinary shares were issued to the benefit of Cellectis employees corresponding to the free shares vested under the May 12, 2021 free shares award.

On May 28, 2024, 135,980 ordinary shares were issued to the benefit of Cellectis employees corresponding to the free shares vested under the May 28, 2021 free shares award.